Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2013
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	$ 27,188	$ 27,190
Less: Accumulated depreciation and amortization	(9,413)	(7,675)
Property and equipment, at cost less accumulated depreciation	17,775	19,515		18,701
Depreciation	1,030	909	1,369
Land
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	4,276	4,276
Computer equipment
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	2,280	2,584
Furniture and fixtures
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	1,240	1,058
Leasehold improvements
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	9	9
Building
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	14,880	14,806
Source software
Property and equipment, at cost less accumulated depreciation
Property and equipment, at cost	4,503	4,457
Amortization	$ 1,252	$ 1,252	$ 1,252